CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock Series A, par value	$ 0.001	$ 0.001
Preferred stock Series A, Issued and Outstanding	2,022,321	1,924,230
Preferred stock Series A,designated	3,500,000	3,500,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, Authorized	200,000,000	200,000,000
Common stock, Issued and Outstanding	22,440,894	22,310,894